Intangible Assets - Schedule of Movement In Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Intangible Assets [Line Items]
Cost	£ 12,117	£ 10,436
Differences on exchange	(3,861)	1,795
– internal development	87	60
– acquisitions	109,838	42
– separately acquired	127	22
Amortisation charge	(356)	(205)
Impairment	(167)	(33)
Cost	117,785	12,117
Cost
Disclosure Of Intangible Assets [Line Items]
Cost	13,392	11,437
Cost	119,473	13,392
Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(1,688)	(1,275)	£ (1,001)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Cost	11,023	9,324
Differences on exchange	(1,189)	1,690
– acquisitions	34,313	9
Cost	44,147	11,023
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Cost	11,023	9,324
Cost	44,147	11,023
Computer Software
Disclosure Of Intangible Assets [Line Items]
Cost	438	349
Differences on exchange	(3)	2
– internal development		11
– acquisitions	33
– separately acquired	29	1
Reallocations	80	147
Amortisation charge	(88)	(72)
Impairment	(42)
Cost	447	438
Computer Software | Cost
Disclosure Of Intangible Assets [Line Items]
Cost	1,054	918
Cost	1,119	1,054
Computer Software | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(672)	(616)	(569)
Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Cost	596	583
Differences on exchange	(2,669)	96
– acquisitions	75,488	33
– separately acquired	98	21
Reallocations		29
Amortisation charge	(268)	(133)
Impairment	(125)	(33)
Cost	73,120	596
Trademarks and Similar Intangibles | Cost
Disclosure Of Intangible Assets [Line Items]
Cost	1,255	1,015
Cost	74,136	1,255
Trademarks and Similar Intangibles | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(1,016)	(659)	£ (432)
Assets In the Course of Development
Disclosure Of Intangible Assets [Line Items]
Cost	60	180
Differences on exchange		7
– internal development	87	49
– acquisitions	4
Reallocations	(80)	(176)
Cost	71	60
Assets In the Course of Development | Cost
Disclosure Of Intangible Assets [Line Items]
Cost	60	180
Cost	£ 71	£ 60